Share Class & Ticker	Institutional Class	Class P
	ARIEX	AREPX	Summary Prospectus February 1, 2019

AllianzGI Floating Rate Note Fund

(formerly AllianzGI Real Estate Debt Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (us.allianzgi.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by signing up for e-Delivery. If you prefer to receive paper copies of your shareholder reports after January 1, 2021, direct investors may inform the Fund at any time. If you invest through a financial intermediary, you should contact your financial intermediary directly. Paper copies are provided free of charge and your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Fund or all funds held in your account if you invest through your financial intermediary.

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at http://us.allianzgi.com/documents. You can also get this information at no cost by calling 1-800-498-5413 for Institutional Class and Class P shares or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated February 1, 2019, as further revised or supplemented from time to time.

Investment Objective

The Fund seeks to maximize current income.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Institutional	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Institutional	0.20%	None	1.72%	1.92%	(1.62)%	0.30%
Class P	0.20	None	1.70	1.90	(1.50)	0.40

(1)	Amounts have been restated to reflect current fee rates.
(2)

Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC (“AllianzGI U.S.” or the “Manager”) to irrevocably waive its management fee and/or reimburse the Fund through January 31, 2020 to the extent that Total Annual Fund Operating Expenses, excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.30% for Institutional Class shares and 0.40% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days’ prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses excluding organizational expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Institutional	$31	$445	$886	$2,111	$31	$445	$886	$2,111
Class P	41	451	887	2,100	41	451	887	2,100

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended September 30, 2018 was 39% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

AllianzGI Floating Rate Note Fund

Principal Investment Strategies

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in floating rate notes. The Fund currently defines floating rate notes to include floating rate debt securities and floating rate structured or securitized products (including certain mortgage- and asset-backed securities and collateralized loan obligations). The Fund may also invest in fixed-rate debt with respect to which the Fund has entered into derivatives transactions to effectively convert the fixed-rate interest payments into floating or adjustable rate interest payments. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar, in the judgment of the Manager, to floating rate notes will be counted toward satisfaction of the Fund’s 80% investment policy described above. Floating rate notes are typically debt obligations with coupon rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. Floating rate notes may be unsecured obligations of the borrower.

The securities and instruments in which the Fund may invest may be denominated in non-U.S. currencies or the U.S. dollar. In addition, the Fund may invest in asset-backed securities (“ABS”), mortgage-backed securities (“MBS”) and commercial mortgage-backed securities (“CMBS”) issued by U.S. and non-U.S. issuers. Under normal circumstances, the Fund expects to invest less than 40% of its net assets in non-U.S. securities, which may include emerging markets securities. The Fund typically seeks to hedge most or all of its exposure to securities denominated in non-U.S. dollar currencies.

The Fund will ordinarily not make investments into high yield securities rated below “B-,” nor will it invest in defaulted securities. Securities rated below investment grade

(or unrated bonds deemed by the Manager to be of comparable quality) are referred to as high yield or “junk bonds.” The Fund expects that, under normal circumstances, it will invest less than 35% of its net assets, at the time of purchase, in securities that are rated below investment grade.

The Manager expects that the Fund’s average portfolio duration typically will vary from 0 to 1 year. The portfolio managers may consider selling a particular security if they anticipate a deterioration in credit quality in the sector, jurisdiction or specific issuer and/or security, if they perceive a decline in relative attractiveness as compared to other issuers or securities or they identify material changes in the factors underlying the original reasons for purchase.

The Fund may also invest a portion of its assets in money market instruments, as well as other investment companies, including open-end or closed-end investment companies and domestic or foreign private investment vehicles, including investment companies sponsored by the Manager and its affiliates.

The Fund may utilize various derivative instruments for hedging or efficient portfolio management purposes, to manage the Fund’s portfolio duration or currency exposure, to manage the Fund’s interest rate exposure, or for investment purposes. The Fund may utilize derivatives of all types and may invest in, without limitation, Treasury futures, options on Treasury futures, interest rate swaps, credit default swaps, total return swaps, equity futures, and credit default swap indices. The Fund may invest in currency-related transactions, such as forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, in each case for hedging or other investment purposes.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Interest Rate Risk:  Fixed income securities may decline in value because of increases in interest rates.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Allocation Risk:  The Fund’s investment performance depends upon how its assets are allocated and reallocated among particular Underlying Funds and other investments. The Manager’s allocation techniques and decisions and/or the Manager’s selection of Underlying Funds and other investments may not produce the desired results.

Call Risk:  A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

Confidential Information Access Risk:  The Fund’s Manager normally will seek to avoid the receipt of material, nonpublic information (“Confidential Information”) about the issuers of senior loans, other bank loans and related investments being considered for acquisition or held in the Fund’s portfolio, because such issuers may have or later issue publicly traded securities, and thus the Fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Fixed Income Risk:  Fixed income (debt) securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

High Yield Risk:  High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Mortgage-Related and Other Asset-Backed Risk:  Investing in mortgage- and asset-backed securities involves interest rate, credit, valuation, extension and liquidity risks and the risk that payments on the underlying assets are delayed, prepaid, subordinated or defaulted on.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Variable Distribution Risk:  Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Prospectus

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). Prior to February 1, 2019, the Fund was managed pursuant to a different investment strategy and will not necessarily achieve the performance results shown below under its current investment strategy. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are different from the actual results of the predecessor class, due to differing levels of fees and expenses paid. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Calendar Year Total Returns — Institutional Class

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)
Highest 07/01/2018–09/30/2018	0.50%
Lowest 10/01/2018–12/31/2018	0.04%

Average Annual Total Returns (for periods ended 12/31/18)

	1 Year	Fund Inception (12/27/17)
Institutional Class — Before Taxes	1.29%	1.28%
Institutional Class — After Taxes on Distributions	-0.07%	-0.06%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	0.90%	0.49%
Class P — Before Taxes	1.17%	1.16%
ICE BofA Merrill Lynch US Treasury Bill 0-3 Month (returns reflect no deduction for fees or expenses)	1.84%	1.83%
Lipper Ultra Short Obligation Funds Average	1.34%	1.34%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Management of the Fund

Investment Manager

Allianz Global Investors U.S. LLC

Portfolio Managers

Malie Conway, co-lead portfolio manager and CIO Global Fixed Income, has managed the Fund since 2017.

Daniel Delaney, CFA, portfolio manager, has managed the Fund since 2019.

Jonathan Yip, CFA, co-lead portfolio manager, director and Head of Global Investment Grade Credit, has managed the Fund since 2017.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968), or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, https://us.allianzgi.com, clicking on the “Account Access” link at the top of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-498-5413 with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million and no minimum is needed to add to an existing account, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment manager or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Summary Prospectus

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